July 9, 2010
ATTORNEYS AT LAW
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WRITER'S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
097751-0101

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Ladies and Gentlemen:

On behalf of EntrepreneurShares Series Trust, a Delaware statutory trust (the “Trust”), we are transmitting for filing the Trust’s Registration Statement on Form N-1A, including exhibits thereto, other than those exhibits to be filed by amendment, relating to the proposed issuance and sale of an indefinite amount of units of beneficial interest in the Trust, representing interests in the Trust’s series, EntrepreneurShares Global Fund (the “Fund”), and the Trust’s proposed operation as an investment company.  The Trust already filed today as a separate submission a Form N-8A (Notification of Registration filed pursuant to Section 8(a) of the Investment Company Act of 1940).

The consent of the Trust’s independent accountants, which is to be included as an exhibit to the Registration Statement, has been omitted from the Registration Statement being filed, but will be included in a subsequent amendment.

Please be advised that the proposed investment adviser to the Fund is Weston Capital Advisors, LLC, and U.S. Bancorp Fund Services, LLC will act as the administrator to the Fund.

The Fund would like to commence operations as soon as possible.  Both the Trust and counsel to the Trust will promptly respond to any requests for additional information and will cooperate to the fullest extent with the Staff.

Please direct comments on the Registration Statement to the following individual:

George J. Zornada
K&L Gates
State Street Financial Center
One Lincoln Street
Boston, Massachusetts
(617) 261-3231 telephone
(617) 261-3175 fax
george.zornada@klgates.com

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

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